Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax	$ 366
GSK Consumer Healthcare [Member]
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax	1,300
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	$ 978
Equity method investment, ownership percentage	32.00%